Goodwill and Other Intangible Assets Goodwill and Other Intangible Assets (Tables)	12 Months Ended
Dec. 31, 2014
Goodwill and Intangible Assets Disclosure [Abstract]
Schedule of Goodwill [Table Text Block]
Changes in the carrying amount of goodwill by reportable segment for the periods indicated are as follows:

	Access Midstream	Northeast G&P	Total
	(Millions)
December 31, 2013	$—	$646	$646
Acquisition	474	—	474
December 31, 2014	$474	$646	$1,120

Schedule of Finite-Lived Intangible Assets [Table Text Block]
The gross carrying amount and accumulated amortization of Other intangible assets – net of accumulated amortization at December 31 are as follows:

	2014		2013
	Gross Carrying Amount	Accumulated Amortization	Gross Carrying Amount	Accumulated Amortization
	(Millions)
Contractual customer relationships	$10,761	$(310)	$1,747	$(105)